Summary of Status of Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Directors Stock Option Plan
Number of Options
Beginning Balance	111,000	102,000	93,000
Granted		13,500	13,500
Exercised	(3,000)	(3,000)	(4,500)
Expired	(4,500)	(1,500)
Ending Balance	103,500	111,000	102,000
Weighted average exercise price of Options exercisable at December 31, 2013	$ 21.30
Weighted average fair value of Options granted		$ 8.88	$ 9.16
Options exercisable at December 31, 2013	103,500
Weighted Average Exercise Price
Beginning Balance	$ 20.97	$ 21.00	$ 20.65
Granted		$ 18.76	$ 20.02
Exercised	$ 16.40	$ 15.00	$ 10.83
Expired	$ 16.40	$ 15.00
Ending Balance	$ 21.30	$ 20.97	$ 21.00
Employee Stock Option Plan
Number of Options
Beginning Balance	108,000	135,500	136,500
Exercised	(7,000)	(14,500)	(1,000)
Expired	(19,000)	(13,000)
Ending Balance	82,000	108,000	135,500
Weighted average exercise price of Options exercisable at December 31, 2013	$ 22.06
Options exercisable at December 31, 2013	82,000
Weighted Average Exercise Price
Beginning Balance	$ 20.90	$ 19.96	$ 19.92
Exercised	$ 14.91	$ 14.65	$ 14.65
Expired	$ 18.11	$ 18.09
Ending Balance	$ 22.06	$ 20.90	$ 19.96